UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 1999

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.): [   ] is a restatement.
	[   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Aetna Inc.
Address:  151 Farmington Avenue, RTAA
	  Hartford, CT 06156-9407

13F File Number: 28-388

This institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Linda Liptrot
Title:  Chief Financial Officer
Phone:  860-273-8396
Signature, Place and Date of Signing:


	Linda Liptrot	Hartford, Connecticut	May 17, 1999

Report Type (Check only one.):

[X]	13F HOLDINGS REPORT.

[   ]	13F NOTICE.

[   ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 	0

Form 13F Information Table Entry Total:	28

Form 13F Information Table Value Total:	$101,505


                                                                                      ITEM 6
                                                                                    INVESTMENT
                                                                                    DISCRETION
                                                                               ------------------
                                                                               (A)    (B)     (C)      ITEM7           ITEM 8
                                                                              SOLE  SHARED   SHARED    MAN-       VOTING AUTHORITY
                             ITEM 2                        ITEM 4     ITEM 5         AS      OTHER     AGERS            (SHARES)
                                            ITEM 3                                  DEFINED            SEE        ----------------
        ITEM 1               TITLE                         FAIR       SHARES OR     IN INSTR           INSTR         (A)  (B)  (C)
                              OF            CUSIP          MARKET    PRINCIPAL
    NAME OF ISSUER           CLASS         NUMBER          VALUE       AMOUNT         V                 V           SOLE SHRD NONE


ACXIOM CORP
                             COM          005125109       $176         6,693        X                   01          6,693
AMERIN CORP


                             COM          03070X106    $16,503       855,238        X                   01        855,238
AMES DEPT STORES INC

                             COM NEW      030789507        $22           622        X                   01            622
ANIXTER INTL INC
                             COM          035290105        $13         1,115        X                   01          1,115

AVANT IMMUNOTHERAPEUTICS INC
                             COM          053491106       $566       410,767        X                   01        410,767
BAAN CO NV

                             COM          N08044104        $14         1,656        X                   01          1,656
BARCLAYS BK PLC
                             SPN ADR UNIT 06738C505    $10,850       400,000        X                   01        400,000

BIOSITE DIAGNOSTICS INC
                             COM          090945106       $213        21,428        X                   01         21,428
BIOTRANSPLANT INC

                             COM          09066Y107       $246       160,310        X                   01        160,310
CABLETRON SYS INC
                             COM          126920107         $4           477        X                   01            477

CONCENTRA MANAGED CARE INC
                             COM          20589T103        $33         2,307        X                   01          2,307
CYPRESS BIOSCIENCES INC

                             COM          232674101       $120        33,598        X                   01         33,598
                             WT EXP       232674127        $35        21,760        X                   01         21,760
DUKE REALTY INVT INC

                             COM NEW      264411505       $853        39,904        X                   01         39,904
EDISON BROS STORES INC
                             COM NEW      280875303                       70        X                   01             70

ESAT TELECOM GROUP PLC
                             SPONSORED    26883Y102       $268         6,413        X                   01          6,413
GERON CORP

                             COM          374163103       $401        44,589        X                   01         44,589
HARTFORD FINL SVCS GROUP INC
                             COM          416515104     $2,485        43,780        X                   01         43,780

HUMAN GENOME SCIENCES INC
                             COM          444903108    $20,114       591,689        X                   01        591,689
MBIA INC

                             COM          55262C100    $19,696       348,018        X                   01        348,018


NABI INC
                             COM          628716102        $48        15,798        X                   01         15,798
NEXTEL COMMUNICATIONS INC

                             CL A         65332V103     $1,802        50,132        X                   01         50,132
PEERLESS SYS CORP
                             COM          705536100       $175        21,123        X                   01         21,123


PHARMACYCLICS INC
                             COM          716933106       $329        19,776        X                   01         19,776
PSS WORLD MED INC

                             COM          69366A100        $20         2,260        X                   01          2,260
RAMBUS INC DEL
                             COM          750917106     $1,024        16,198        X                   01         16,198

RAYONIER INC
                             COM          754907103       $220         5,473        X                   01          5,473
TERRA NOVA BERMUDA HLDGS LTD

                             ORD CL A     G87615103    $25,270       862,068        X                   01        862,068
VERSAR INC
                             COM          925297103         $5         2,252        X                   01          2,252



                         Report total for Market       101,505
